Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets and liabilities

Financial assets and liabilities as of December 31, 2025, and 2024 are presented below.

December 31, 2025	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	7,307	-
Trade and other receivables	1,261	-
Restricted cash equivalents	125	-
Payables and accrued liabilities	-	1,879
	8,693	1,879

December 31, 2024	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	16,393	-
Trade and other receivables	2,144	-
Restricted cash equivalents	123	-
Payables and accrued liabilities	-	4,712
	18,660	4,712

Schedule of foreign exchange risk

December 31, 2025		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	673	67	(67)

Financial liabilities
Accounts payable and accrued liabilities	88	(8)	8
Total increase (decrease)		59	(59)

December 31, 2024		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	1,847	185	(185)

Financial liabilities
Accounts payable and accrued liabilities	90	(9)	9
Total increase (decrease)		176	(176)

December 31, 2023		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	95	10	(10)

Financial liabilities
Accounts payable and accrued liabilities	42	(4)	4
Total increase (decrease)		6	(6)